Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 297	$ 794
Investments in strategic equity securities	217	275
Other investments at fair value through earnings	428	441
Total derivative financial assets	942	1,510
Liabilities measured at fair value Derivative instruments	406	402
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	0	0
Investments in strategic equity securities	217	275
Other investments at fair value through earnings	0	0
Total derivative financial assets	217	275
Liabilities measured at fair value Derivative instruments	0	0
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	297	794
Investments in strategic equity securities	0	0
Other investments at fair value through earnings	428	441
Total derivative financial assets	725	1,235
Liabilities measured at fair value Derivative instruments	406	402
Level 3 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	0	0
Investments in strategic equity securities	0	0
Other investments at fair value through earnings	0	0
Total derivative financial assets	0	0
Liabilities measured at fair value Derivative instruments	$ 0	$ 0